Notes receivable - Schedule of notes receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 17, 2024	Dec. 31, 2023
Financing Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable - current	$ 451	$ 7,000	$ 7,020
Long-term note receivable	2,037		0
Total notes receivable	$ 2,488		$ 7,020